Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BMO Commercial Mortgage Securities LLC (the “Depositor”)

BMO Capital Markets Corp.

Bank of Montreal

Morgan Stanley & Co. LLC

Capital One Securities, Inc.

(collectively, the “Specified Parties”)

Re:	SMR 2022-IND Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-IND (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 14 January 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 January 2022

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be primarily secured by first priority mortgages, deeds of trust or deeds to secure debt on the borrowers’ fee simple interests in 49 single-tenant industrial properties with office space and one single-tenant office property (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 9 February 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Pmt Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Pmt Date and
b.	Fully Extended Maturity,

as shown on the Final Data File, we recalculated the “Original Term Extended” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Term and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

8.	Using the:
a.	Original Term Extended and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Term Extended” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period (Original Term)”) and
b.	Use the “1st Mortgage Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	SOFR Rounding,
b.	1st Mortgage SOFR Floor,
c.	1st Mortgage Margin and
d.	SOFR Cap,

as shown on the Final Data File, and a SOFR assumption of 0.06000% provided by the Depositor, we recalculated the:

i.	Effective SOFR 1st Mortgage,
ii.	1st Mortgage Coupon and
iii.	1st Mortgage Cap Coupon

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage Annual Debt Service at SOFR,
ii.	1st Mortgage Monthly Debt Service at SOFR,
iii.	1st Mortgage Annual Debt Service at Cap,
iv.	1st Mortgage Monthly Debt Service at Cap and

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6
11.	(continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Annual Debt Service at SOFR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Annual Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Monthly Debt Service at SOFR” of the Mortgage Loan as the “1st Mortgage Annual Debt Service at SOFR,” as shown on the Final Data File, divided by twelve (12).

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Monthly Debt Service at Cap” of the Mortgage Loan as the “1st Mortgage Annual Debt Service at Cap,” as shown on the Final Data File, divided by twelve (12).

Attachment A Page 5 of 6

12.	Using the:
a.	1st Mortgage Annual Debt Service at SOFR,
b.	1st Mortgage Annual Debt Service at Cap,
c.	1st Mortgage Current Balance,
d.	1st Mortgage Balloon Balance,
e.	UW NOI,
f.	UW NCF,
g.	Appraised Portfolio Value,
h.	“As-is” Individual Appraised Value and
i.	Collateral SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at SOFR,
ii.	1st Mortgage UW NCF DSCR at SOFR,
iii.	1st Mortgage UW NOI DSCR at Cap,
iv.	1st Mortgage UW NCF DSCR at Cap,
v.	1st Mortgage Current LTV,
vi.	1st Mortgage Maturity LTV,
vii.	1st Mortgage “As Is” Current LTV,
viii.	1st Mortgage “As Is” Maturity LTV,
ix.	1st Mortgage UW NOI Debt Yield,
x.	1st Mortgage UW NCF Debt Yield,
xi.	1st Mortgage Balance / Square Foot,
xii.	Appraised Value / Square Foot,
xiii.	Portfolio Appraised Value per SF and
xiv.	Portfolio Appraised Value Premium

of the Mortgage Loan, and with respect to xi. and xii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructor us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places,
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent,
c.	Recalculate the characteristics listed in v., vi., xiii. and xiv. above using the “Appraised Portfolio Value” characteristic and
d.	Recalculate the characteristics listed in vii., viii. and xii. above using the ““As-is” Individual Appraised Value” characteristic.

Attachment A Page 6 of 6

13.	Using the:
a.	Largest Tenant Leased SF,
b.	2nd Largest Tenant Leased SF,
c.	3rd Largest Tenant Leased SF and
d.	Collateral SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NSF,
ii.	2nd Largest Tenant % of NSF and
iii.	3rd Largest Tenant % of NSF

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Lease Expiration and
b.	UW Base Rent

for each tenant, as applicable, as shown in the underwritten rent roll Source Document, we recalculated the weighted average remaining lease term of the Mortgage Loan and each Property as of the Reference Date (the “Wtd. Avg. Lease Term Remaining (by UW Base Rent)”) using the “YEARFRAC” function in Microsoft Excel. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the “1st Mortgage Current Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	IO Period (Original Term) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “IO Period (Remaining Term)” of the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes (see Note 1)	9 December 2021

Loan Agreement (see Note 1)	14 January 2022

Non-Consolidation Opinion (see Note 1)	9 December 2021

Cash Management Agreement (see Note 1)	9 December 2021

Guaranty Agreement (see Note 1)	4 December 2021

Environmental Indemnity Agreement (see Note 1)	9 December 2021

Deposit Account Control Agreement (see Note 1)	9 December 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Phase I Environmental Reports	Various

Seismic Reports (see Note 1)	Various

Portfolio Appraisal Report	7 December 2021

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 October 2021

Underwriter’s Data File	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Insurance Review Certificates	Various

USPS Internet Site (www.usps.com)	Not Applicable

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Primary Type	Appraisal Report
Secondary Type	Underwriter’s Data File
Year Built	Appraisal Report
Latest Renovation	Appraisal Report
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

“As-is” Individual Appraised Value	Appraisal Report
“As-is” Value Date	Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Market	Appraisal Report
Submarket	Appraisal Report
Clear Height	Appraisal Report
Total Truck Doors	Appraisal Report
% Office	Underwriter’s Data File
Appraised Portfolio Value	Portfolio Appraisal Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No) (see Note 2)	Engineering Report
Date of Seismic Report (see Note 3)	Seismic Report
PML (%) (see Note 3)	Seismic Report
Seismic Firm (see Note 3)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TILC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Replacement Reserves	Underwriter’s Summary Report
Most Recent TILC	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Loan Agreement
Initial Insurance Reserve	Loan Agreement
Initial Replacement Reserve	Loan Agreement
Initial TI/LC Reserve	Loan Agreement
Initial Environmental Reserve	Loan Agreement
Initial Debt Service Reserve	Loan Agreement
Initial Free Rent Reserve	Loan Agreement
Initial Other Reserve	Loan Agreement
Initial Other Reserve Description	Loan Agreement
Ongoing Tax Escrow	Loan Agreement
Initial Deferred Maintenance Reserve	Loan Agreement
Ongoing Insurance Escrow	Loan Agreement
Ongoing Required Replacement Reserves	Loan Agreement
Ongoing Required TI/LC	Loan Agreement
Ongoing Other Reserve	Loan Agreement
Ongoing Other Reserve Description	Loan Agreement
Direct Investment (Borrower or Lender)	Loan Agreement
Interest Goes to Borrower? RE Tax	Loan Agreement
Interest Goes to Borrower? Insurance	Loan Agreement
Interest Goes to Borrower? Replacement Reserves	Loan Agreement
Interest Goes to Borrower? TI/LC	Loan Agreement
Interest Goes to Borrower? Other Escrows	Loan Agreement
Interest Goes to Borrower? Free Rent	Loan Agreement
Interest Goes to Borrower? Immediate Repairs	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Loan Agreement
1st Mortgage SOFR Floor	Loan Agreement
SOFR Setting	Loan Agreement
SOFR Reset Frequency	Loan Agreement
SOFR Rounding	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Payment Day	Loan Agreement
Interest Accrual Begin	Loan Agreement
Interest Accrual End	Loan Agreement
Rate Type	Loan Agreement
Loan Type	Loan Agreement
First Pmt Date	Loan Agreement
Maturity Date	Loan Agreement
1st. IO Date	Loan Agreement
Exit Fee	Loan Agreement
Extension Option	Loan Agreement
Fully Extended Maturity	Loan Agreement
Aggregate Extension Options	Loan Agreement
Prepay Description (see Note 7)	Loan Agreement
Partial Prepay Permitted (Provisions)	Loan Agreement
Penalty Period (see Notes 7 and 8)	Loan Agreement
Open Period (see Notes 7 and 8)	Loan Agreement
Prepay Penalty Start Date (see Notes 5, 7 and 8)	Loan Agreement
Prepay Penalty End Date (see Notes 6, 7 and 8)	Loan Agreement
Grace Days Default	Loan Agreement
Grace Days Late Fee	Loan Agreement
Default Rate	Loan Agreement
Late Fee	Loan Agreement
SPE	Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Loan Agreement
Partial Release Permitted	Loan Agreement
Partial Release Description	Loan Agreement
Lockbox Type (see Note 9)	Loan Agreement
Cash Management (see Note 10)	Loan Agreement
Excess Cash Trap Trigger	Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Loan Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Located in Seismic Zone (Yes/No)” characteristic, the Depositor instructed us to use “No” if the applicable Source Document(s) indicated the Property was located in a seismic zone less than “3” and to use “Yes” if the applicable Source Document(s) indicated the Property was located in a seismic zone “3” or greater.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “N/A” for the indicated characteristics.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any permitted release events or partial prepayments to cure certain trigger periods of the Mortgage Loan, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion(s) of the Mortgage Loan, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
ID
Loan Name
Property Name
Loan Seller
Prop Flag
Loan Flag
Properties per Loan
Date of Phase II Report
Note Date
Borr. Legal Name
1st Mortgage Margin
1st Amortization Date
SOFR Cap
SOFR Cap Expiration
SOFR Cap Provider
SOFR Cap Guarantor Ratings (S/M/F)
Spread Step
Debt Service Check
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
Operating Advisor Fee
CREFC Fee
Lockout Period
Lockout Exp Date
Fully Extended Ground Lease Exp.
Loan Purpose
Material Recognized Environmental Concern (Y/N)
Lien Position
Fee Simple / Leasehold
Ground Lease
Wtd. Avg. Lease Expiration Date (by UW Base Rent)
Admin Fee Rate
1st Mortgage Original Balance

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.